CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Class A Ordinary Shares Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Ordinary Shares USD ($) shares	Class B Ordinary Shares Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Ordinary Shares USD ($) shares
Beginning Balance at Dec. 31, 2021	¥ 797,036		¥ 10,859,107				¥ 18,691		¥ (10,081,093)		¥ 293		¥ 38
Beginning Balance, Shares at Dec. 31, 2021 | shares											449,578,517	449,578,517	58,453,168	58,453,168
Net loss	(177,872)								(177,872)
Share-based compensation	129,558		129,558
Share repurchase, Shares | shares					(30,678,200)	(30,678,200)					(30,678,200)	(30,678,200)
Share repurchase	(33,948)		(33,927)		¥ (21)
Exercise of stock options	91		84								¥ 7
Exercise of stock options, Shares | shares											10,081,834	10,081,834
Foreign currency translation adjustments	43,998						43,998
Ending Balance at Dec. 31, 2022	758,863		10,954,822		¥ (21)		62,689		(10,258,965)		¥ 300		¥ 38
Ending Balance, Shares at Dec. 31, 2022 | shares											428,982,151	428,982,151	58,453,168	58,453,168
Ending Balance, Shares at Dec. 31, 2022 | shares					30,678,200	30,678,200
Net loss	(311,782)								(311,782)
Share-based compensation	83,695		83,695
Share repurchase, Shares | shares					(105,636,192)	(105,636,192)					(105,636,192)	(105,636,192)
Share repurchase	(51,393)		(51,317)		¥ (76)
Exercise of stock options	212		207								¥ 5
Exercise of stock options, Shares | shares											5,555,796	5,555,796
Foreign currency translation adjustments	14,674						14,674
Ending Balance at Dec. 31, 2023	494,269		10,987,407		¥ (97)		77,363		(10,570,747)		¥ 305		¥ 38
Ending Balance, Shares at Dec. 31, 2023 | shares											328,901,755	328,901,755	58,453,168	58,453,168
Ending Balance, Shares at Dec. 31, 2023 | shares					136,314,392	136,314,392
Net loss	(192,927)	$ (26,430)							(192,927)
Share-based compensation	61,917		61,917
Issuance of Class B ordinary shares	22,388		22,345										¥ 43
Issuance of Class B ordinary shares, Shares | shares													58,453,168	58,453,168
Share repurchase, Shares | shares					(3,921,900)	(3,921,900)					(3,921,900)	(3,921,900)
Share repurchase	(1,070)		(1,067)		¥ (3)
Retirement of treasury stock, Shares | shares					(92,104,150)	(92,104,150)
Retirement of treasury stock					¥ 66						¥ (66)
Exercise of stock options	¥ 15		13								¥ 2
Exercise of stock options, Shares | shares	1,416,600	1,416,600									2,426,347	2,426,347
Foreign currency translation adjustments	¥ 9,047						9,047
Ending Balance at Dec. 31, 2024	¥ 393,639	$ 53,928	¥ 11,070,615	$ 1,516,668	¥ (34)	$ (5)	¥ 86,410	$ 11,838	¥ (10,763,674)	$ (1,474,617)	¥ 241	$ 33	¥ 81	$ 11
Ending Balance, Shares at Dec. 31, 2024 | shares											327,406,202	327,406,202	116,906,336	116,906,336
Ending Balance, Shares at Dec. 31, 2024 | shares					48,132,142	48,132,142